Financial Instruments (Details) - Schedule of Debentures and Promissory Notes - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Total	R$ 13,193	R$ 11,025
First Issue of Promissory Notes – 4th series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 250
Outstanding debentures (in Shares)	5
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2023
Annual financial charges	CDI + 0.72% per year
Unit price
Total		317
First Issue of Promissory Notes – 5th series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 200
Outstanding debentures (in Shares)	4
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2024
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 72,272,432
Total	R$ 289	254
First Issue of Promissory Notes – 6th series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 200
Outstanding debentures (in Shares)	4
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2025
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 72,272,432
Total	R$ 289	254
Second Issue of Debentures – 1st series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 940,000
Outstanding debentures (in Shares)	940,000
Date issuance	Jun. 01, 2021
Date maturity	May 20, 2026
Annual financial charges	CDI + 1.70% per year
Unit price	R$ 1,015
Total	R$ 954	957
Second Issue of Debentures – 2nd series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 660,000
Outstanding debentures (in Shares)	660,000
Date issuance	Jun. 01, 2021
Date maturity	May 22, 2028
Annual financial charges	CDI + 1.95% per year
Unit price	R$ 1,015
Total	R$ 670	672
Second Issue of Promissory Notes – 1st series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 1,250,000
Outstanding debentures (in Shares)	1,250,000
Date issuance	Aug. 27, 2021
Date maturity	Aug. 27, 2024
Annual financial charges	CDI + 1.47% per year
Unit price	R$ 1,345
Total	R$ 1,681	1,467
Second Issue of Promissory Notes – 2nd series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 1,250,000
Outstanding debentures (in Shares)	1,250,000
Date issuance	Aug. 27, 2021
Date maturity	Feb. 27, 2025
Annual financial charges	CDI + 1.53% per year
Unit price	R$ 1,347
Total	R$ 1,683	1,468
Third Issue of Debentures – 1st series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 982,526
Outstanding debentures (in Shares)	982,526
Date issuance	Oct. 15, 2021
Date maturity	Oct. 16, 2028
Annual financial charges	IPCA + 5.15% per year
Unit price	R$ 1,142
Total	R$ 1,122	1,072
Third Issue of Debentures – 2nd series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 517,474
Outstanding debentures (in Shares)	517,474
Date issuance	Oct. 15, 2021
Date maturity	Oct. 15, 2031
Annual financial charges	IPCA + 5.27% per year
Unit price	R$ 1,143
Total	R$ 591	565
Fourth Issue of Debentures – single series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 2,000,000
Outstanding debentures (in Shares)	2,000,000
Date issuance	Jan. 07, 2022
Date maturity	Nov. 26, 2027
Annual financial charges	CDI + 1.75% per year
Unit price	R$ 1,012
Total	R$ 2,024	2,038
First Issue of Commercial Paper Notes – single series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 750,000
Outstanding debentures (in Shares)	750,000
Date issuance	Feb. 10, 2022
Date maturity	Feb. 09, 2025
Annual financial charges	CDI + 1.70% per year
Unit price	R$ 1,053
Total	R$ 790	793
Fifth Issue of Debentures – single series - CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 250,000
Outstanding debentures (in Shares)	250,000
Date issuance	Apr. 05, 2022
Date maturity	Mar. 28, 2025
Annual financial charges	CDI + 0.75% per year
Unit price	R$ 1,030
Total	R$ 258	258
Sixth Issue of Debentures – 1st series - CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 72,962
Outstanding debentures (in Shares)	72,962
Date issuance	Sep. 28, 2022
Date maturity	Sep. 11, 2026
Annual financial charges	CDI + 0.60% per year
Unit price	R$ 1,035
Total	R$ 76	75
Sixth Issue of Debentures – 2nd series - CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 55,245
Outstanding debentures (in Shares)	55,245
Date issuance	Sep. 28, 2022
Date maturity	Sep. 13, 2027
Annual financial charges	CDI + 0.70% per year
Unit price	R$ 1,036
Total	R$ 58	57
Sixth Issue of Debentures – 3rd series - CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 471,793
Outstanding debentures (in Shares)	471,793
Date issuance	Sep. 28, 2022
Date maturity	Sep. 13, 2029
Annual financial charges	IPCA + 6.70% per year
Unit price	R$ 1,078
Total	R$ 508	485
Second Issue of Commercial Paper Notes - single series [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 400,000
Outstanding debentures (in Shares)	400,000
Date issuance	Dec. 26, 2022
Date maturity	Dec. 26, 2025
Annual financial charges	CDI + 0.93% per year
Unit price	R$ 1,143
Total	R$ 458	401
Seventh Issue of Debentures - 1st series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 145,721
Outstanding debentures (in Shares)	145,721
Date issuance	Jul. 25, 2023
Date maturity	Jul. 15, 2026
Annual financial charges	CDI + 1.00% per year
Unit price	R$ 1,057
Total	R$ 154
Seventh Issue of Debentures - 2nd series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 878,503
Outstanding debentures (in Shares)	878,503
Date issuance	Jul. 25, 2023
Date maturity	Jul. 15, 2027
Annual financial charges	Pre 11.75% per year
Unit price	R$ 1,049
Total	R$ 921
Seventh Issue of Debentures - 3rd series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 46,622
Outstanding debentures (in Shares)	46,622
Date issuance	Jul. 25, 2023
Date maturity	Jul. 17, 2028
Annual financial charges	CDI + 1.15% per year
Unit price	R$ 1,058
Total	R$ 50
Eighth Issue of Debentures - 1st series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 400,000
Outstanding debentures (in Shares)	400,000
Date issuance	Dec. 22, 2023
Date maturity	Dec. 22, 2027
Annual financial charges	CDI + 1.85% per year
Unit price	R$ 1,002
Total	R$ 401
Eighth Issue of Debentures - 2nd series – CRI [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 400,000
Outstanding debentures (in Shares)	400,000
Date issuance	Dec. 22, 2023
Date maturity	Dec. 22, 2028
Annual financial charges	CDI + 1.95% per year
Unit price	R$ 1,002
Total	401
Borrowing Cost [Member]
Financial Instruments (Details) - Schedule of Debentures and Promissory Notes [Line Items]
Total	R$ (185)	R$ (98)